Income Taxes - Uncertain tax positions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Uncertain tax position
Uncertain tax position, beginning balance	¥ 5,372,253	¥ 4,805,691	¥ 4,239,129
Gross increases - accrued interest in current period	566,563	566,562	566,562
Uncertain tax position, ending balance	¥ 5,938,816	¥ 5,372,253	¥ 4,805,691
PRC
Uncertain tax position
Statue of limitations, computational errors	3 years
Statue of limitations, special circumstances	5 years
Threshold of underpayment of tax liability for statute of limitations extended to five years	¥ 100,000
Statue of limitations, related party transaction	10 years
Statue of limitations, tax evasion	0 years